Related Party Balances and Transactions - Schedule of Maturities (Details) - Related Party [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturities [Line Items]
2026
2027	22,604,882	3,216,037
Total	¥ 22,604,882	$ 3,216,037	¥ 22,604,882